Fair Value Measurments - Narrative (Details) - EBP 003	Dec. 31, 2025
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Fair value, investment, redemption restriction, period in effect	30 days
Total Separately Managed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair value, investment, redemption restriction, period in effect	30 days
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value, investment, redemption restriction, period in effect	30 days